Intangible Assets - Aggregate Amortizations (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,166
2022	1,166
2023	251
2024 and thereafter	0
Total	$ 2,583	$ 3,166